Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting
SEGMENT REPORTING
In January 2016, we realigned our field support functions by eliminating our three region offices and creating two field groups, consolidating and reducing the number of area offices, and streamlining select operational support roles at our Phoenix headquarters. Following our restructuring, our senior management now evaluates, oversees and manages the financial performance of our operations through two field groups, referred to as Group 1 and Group 2. Group 1 primarily consists of geographic areas located in the western and midwestern United States, and Group 2 primarily consists of geographic areas located in Texas, the southeastern United States and the eastern seaboard of the United States.
We manage and evaluate our operations through the two noted field groups, Group 1 and Group 2. These two groups, which provide integrated waste management services consisting of non-hazardous solid waste collection, transfer, recycling, disposal and energy services, are presented below as our reportable segments.
Summarized financial information concerning our reportable segments for the years ended December 31, 2015, 2014 and 2013 follows:

	Gross Revenue	Intercompany Revenue	Net Revenue	Depreciation, Amortization, Depletion and Accretion	Operating Income (Loss)	Capital Expenditures	Total Assets
2015:
Group 1	$5,032.3	$(1,006.4)	$4,025.9	$398.9	$857.2	$430.7	$9,183.7
Group 2	5,803.4	(878.9)	4,924.5	542.6	953.5	352.2	9,909.0
Corporate entities	177.8	(13.2)	164.6	108.5	(251.9)	162.7	1,443.2
Total	$11,013.5	$(1,898.5)	$9,115.0	$1,050.0	$1,558.8	$945.6	$20,535.9
2014:
Group 1	$4,795.0	$(959.1)	$3,835.9	$368.9	$826.0	$475.2	$9,237.8
Group 2	5,638.5	(849.3)	4,789.2	507.3	938.6	329.7	9,504.2
Corporate entities	192.8	(14.6)	178.2	108.7	(531.5)	57.6	1,310.4
Total	$10,626.3	$(1,823.0)	$8,803.3	$984.9	$1,233.1	$862.5	$20,052.4
2013:
Group 1	$4,560.3	$(906.4)	$3,653.9	$362.9	$750.0	$514.4	$9,150.3
Group 2	5,444.8	(806.8)	4,638.0	481.1	976.6	348.0	9,906.2
Corporate entities	139.6	(14.3)	125.3	110.0	(516.3)	18.4	846.6
Total	$10,144.7	$(1,727.5)	$8,417.2	$954.0	$1,210.3	$880.8	$19,903.1

Intercompany revenue reflects transactions within and between segments that generally are made on a basis intended to reflect the market value of such services. Capital expenditures for corporate entities primarily include vehicle inventory acquired but not yet assigned to operating locations and facilities. Corporate functions include legal, tax, treasury, information technology, risk management, human resources, closed landfills and other administrative functions. During the years ended December 31, 2015, 2014 and 2013, environmental remediation charges and recoveries were incurred at our closed Bridgeton Landfill in Missouri. See Note 8, Landfill and Environmental Costs. During 2014 and 2013, we recorded charges related to our withdrawal from the Central States, Southeast and Southwest Areas Pension Fund and reached a settlement during 2015. See Note 11, Employee Benefit Plans, for a summary of our withdrawal and the related settlement. During 2014 and 2013, we completed various refinancing transactions that resulted in cash paid for premiums and professional fees to repurchase outstanding debt, as well as non-cash charges for unamortized debt discounts and deferred issuance costs. See Note 9, Debt.

The following table reflects our revenue by service line for the years ended December 31 (in millions of dollars and as a percentage of revenue):

	2015		2014		2013
Collection:
Residential	$2,242.3	24.6%	$2,193.6	24.9%	$2,175.5	25.8%
Small-container commercial	2,799.9	30.7	2,723.3	30.9	2,616.9	31.1
Large-container industrial	1,890.2	20.7	1,784.0	20.3	1,639.4	19.5
Other	39.8	0.4	37.2	0.4	34.7	0.4
Total collection	6,972.2	76.4	6,738.1	76.5	6,466.5	76.8
Transfer	1,112.7		1,062.6		1,021.8
Less: intercompany	(682.3)		(654.4)		(615.2)
Transfer, net	430.4	4.7	408.2	4.6	406.6	4.8
Landfill	2,036.4		1,975.8		1,923.0
Less: intercompany	(951.9)		(928.1)		(902.2)
Landfill, net	1,084.5	11.9	1,047.7	11.9	1,020.8	12.1
Energy services	95.8	1.1	38.7	0.5	4.2	0.1
Other:
Sale of recycled commodities	372.0	4.1	405.8	4.6	374.6	4.5
Other non-core	160.1	1.8	164.8	1.9	144.5	1.7
Total other	532.1	5.9	570.6	6.5	519.1	6.2
Total revenue	$9,115.0	100.0%	$8,803.3	100.0%	$8,417.2	100.0%

Other non-core revenue consists primarily of revenue from National Accounts, which represents the portion of revenue generated from nationwide contracts in markets outside our operating areas where the associated waste handling services are subcontracted to local operators. Consequently, substantially all of this revenue is offset with related subcontract costs, which are recorded in cost of operations.